Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial $100 investment based on:
Year	Summary Compensation Table (SCT) Total for PEO	Compensation Actually Paid (CAP) to PEO(1)	Average SCT Total for Non-PEO NEOs(2)	Average CAP to Non-PEO NEOs	POOL Total Shareholder Return (TSR)	S&P 500 Index TSR	Net Income (GAAP) Reported	Adjusted Diluted Earnings per Share(3)
2023	$6,103,488	$10,653,040	$1,911,059	$2,453,933	$195.05	$157.60	$523,229	$13.18
2022	5,846,697	(6,623,441)	1,818,217	(865,205)	146.09	124.79	748,462	18.43
2021	5,575,384	17,440,932	1,982,103	4,184,316	270.70	152.39	650,624	15.18
2020	5,057,337	13,029,242	2,283,466	5,607,994	176.95	118.40	366,738	8.42

Company Selected Measure Name	Adjusted diluted EPS
Named Executive Officers, Footnote
(2) The following table details the average amounts we deducted or added to the non-PEO NEOs’ average total compensation as reflected in the Summary Compensation Table to arrive at the average compensation actually paid referenced in this table. The non-PEO NEOs for each year reported are as follows:

•2023: Melanie Hart, Jennifer Neil, Kenneth St. Romain and Kristopher Neff
•2022: Melanie Hart, Jennifer Neil, Kenneth St. Romain and Jeffrey Clay
•2021: Melanie Hart, Jennifer Neil, Kenneth St. Romain, Jeffrey Clay and Mark Joslin
•2020: Mark Joslin, A. David Cook, Jennifer Neil and Kenneth St. Romain

PEO Total Compensation Amount	$ 6,103,488	$ 5,846,697	$ 5,575,384	$ 5,057,337
PEO Actually Paid Compensation Amount	$ 10,653,040	(6,623,441)	17,440,932	13,029,242
Adjustment To PEO Compensation, Footnote
(1) For each fiscal year included in the table, Peter D. Arvan served as our PEO. The following table details the amounts we deducted or added to Mr. Arvan’s total compensation as reflected in the Summary Compensation Table to arrive at compensation actually paid referenced in this table.

Year	(SCT) Total for PEO	Less: Reported Value of Equity Awards	Fair Value (FV) at 12/31 of Unvested Equity Awards Granted During the Year(4)	Year-Over-Year Change in FV of Equity Awards Granted in Prior Years that Vested in Year(4)	Year-Over-Year Change in FV of Unvested Equity Awards Granted in Prior Years(4)	Dividends Paid on Unvested Awards	CAP to PEO
2023	$6,103,488	$(3,500,354)	$3,344,379	$599,830	$3,884,307	$221,390	$10,653,040
2022	5,846,697	(3,000,163)	2,183,427	(225,776)	(11,622,574)	194,948	(6,623,441)
2021	5,575,384	(2,889,832)	4,980,800	—	9,600,503	174,077	17,440,932
2020	5,057,337	(2,481,713)	4,201,800	—	6,138,200	113,618	13,029,242

Non-PEO NEO Average Total Compensation Amount	$ 1,911,059	1,818,217	1,982,103	2,283,466
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,453,933	(865,205)	4,184,316	5,607,994
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average SCT Total for Non-PEO NEOs	Less: Average Reported Value of Equity Awards	Average FV at 12/31 of Unvested Equity Awards Granted During the Year(4)	Year-Over-Year Average Change in FV of Equity Awards Granted in Prior Years that Vested in Year(4)	Year-Over-Year Average Change in FV of Unvested Equity Awards Granted in Prior Years(4)	Average FV of Forfeited Equity Awards Granted in Prior Years(4)	Average Dividends Paid on Unvested Awards		Average CAP to Non-PEO NEOs
2023	$1,911,059	$(769,547)	$684,186	$135,758	$461,371	$—	$31,106		$2,453,933
2022	1,818,217	(625,000)	363,854	(317,677)	(1,593,663)	(541,096)	30,160	—	(865,205)
2021	1,982,103	(637,865)	1,099,398	(190,342)	1,897,400	—	33,622		4,184,316
2020	2,283,466	(823,113)	1,393,616	28,745	2,678,407	—	46,873		5,607,994

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Financial Performance Measure
Adjusted diluted EPS
Cash provided by operations
Operating income
Return on invested capital

Total Shareholder Return Amount	$ 195.05	146.09	270.70	176.95
Peer Group Total Shareholder Return Amount	157.60	124.79	152.39	118.40
Net Income (Loss)	$ 523,229	$ 748,462	$ 650,624	$ 366,738
PEO Name	Peter D. Arvan
Additional 402(v) Disclosure	(4) In determining the fair value of unvested equity awards, for our PS-1 awards we applied the same methodology used to determine grant date fair value of equity awards for purposes of SCT reporting but calculated as of the last day of the year or applicable vesting date, with no material changes to the underlying assumptions for any of the awards since grant date. For the PS-2 awards granted in February 2023, as of December 31, 2023, we do not expect these awards to vest and, accordingly, assigned a value of zero to those awards.
Adjusted Earnings Per Diluted Share	$ 13.18	$ 18.43	$ 15.18	$ 8.42
Earnings Per Share, Diluted 1	13.35	18.70	15.97	8.97
ASU 2016-09 Tax Benefit Per Share	(0.17)	(0.27)	(0.74)	(0.70)
Earnings Per Diluted Share, Adjusted For ASU 2016-09	13.18	18.43	15.23	8.27
After-Tax (Recovery) Impairment Charges Per Share	$ 0	$ 0	$ (0.05)	$ 0.15
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted diluted EPS
Non-GAAP Measure Description
(3) The table below reconciles diluted earnings per share to adjusted diluted earnings per share for each of the years presented.

	Year Ended December 31,
	2023	2022	2021	2020
Diluted EPS	$13.35	$18.70	$15.97	$8.97
ASU 2016-09 tax benefit	(0.17)	(0.27)	(0.74)	(0.70)
Adjusted diluted EPS without ASU 2016-09 tax benefit	13.18	18.43	15.23	8.27
After-tax (recovery) impairment charges	—	—	(0.05)	0.15
Adjusted diluted EPS without ASU 2016-19 tax benefit and after-tax (recovery) impairment charges	$13.18	$18.43	$15.18	$8.42

Measure:: 2
Pay vs Performance Disclosure
Name	Cash provided by operations
Measure:: 3
Pay vs Performance Disclosure
Name	Operating income
Measure:: 4
Pay vs Performance Disclosure
Name	Return on invested capital
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,500,354)	$ (3,000,163)	$ (2,889,832)	$ (2,481,713)
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	3,344,379	2,183,427	4,980,800	4,201,800
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	599,830	(225,776)	0	0
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	3,884,307	(11,622,574)	9,600,503	6,138,200
PEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	221,390	194,948	174,077	113,618
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(769,547)	(625,000)	(637,865)	(823,113)
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	684,186	363,854	1,099,398	1,393,616
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	135,758	(317,677)	(190,342)	28,745
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	461,371	(1,593,663)	1,897,400	2,678,407
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	31,106	30,160	33,622	46,873
Non-PEO NEO | Equity Awards That Were Granted In Prior Years, Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ 0	$ (541,096)	$ 0	$ 0